UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
-------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
-------------------------------------------------------------------------
(Address of principle executive offices)

Jennifer R. Kloehn, Senior Vice President & Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
-------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2017

Date of reporting period: 07/01/2016 - 06/30/2017

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

--------------------------------------------------------------------------------

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.
By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer
Date	08/30/2017